Taxation (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Summary of income tax examinations
The following table details the years that are the subject of open examinations, by major tax jurisdiction. While the Company cannot estimate with certainty the outcome of these examinations, the Company does not believe that adjustments from open tax years will result in a significant change to the Company's results from operations.

Jurisdiction	Tax Years
U.S.	2013
Ireland	2006 - 2009
Germany	2010 - 2013
France	2013 - 2014
The following table details open tax years that are open to assessment by local tax authorities, in the following major tax jurisdictions.

Jurisdiction	Tax Years
U.S.	2012 - 2015
Ireland	2006 - 2015
U.K.	2013 - 2015
Germany	2010 - 2015
Switzerland	2011 - 2015
France	2013 - 2015

Distribution of income (loss) before income tax, by jurisdiction
The Company’s income (loss) before income tax and non-controlling interests was distributed between U.S. and non-U.S. for the years ended December 31, 2015, 2014 and 2013 as follows:

Income (loss) before income tax: (U.S. dollars in thousands)	2015	2014	2013
U.S.	$(5,931)	$228,708	$188,503
Non U.S.	1,300,109	137,027	1,025,649
Total	$1,294,178	$365,735	$1,214,152

Components of income tax expense
The income tax provisions for the years ended December 31, 2015, 2014 and 2013 were as follows:

(U.S. dollars in thousands)	2015	2014	2013
Current expense (benefit):
U.S.	$(22,698)	$45,598	$49,566
Non U.S.	67,784	81,371	41,921
Total current expense (benefit)	$45,086	$126,969	$91,487
Deferred expense (benefit):
U.S.	$(63,491)	$8,572	$700
Non U.S.	(756)	(38,644)	(14,682)
Total deferred expense (benefit)	$(64,247)	$(30,072)	$(13,982)
Total tax expense (benefit)	$(19,161)	$96,897	$77,505

Applicable statutory tax rates by jurisdiction
The applicable statutory tax rates of the most significant jurisdictions contributing to the overall taxation of the Company are:

Jurisdiction	Applicable Statutory Taxation Rates
Ireland (1)	12.50%
Ireland (1)	25.00%
Bermuda	—%
U.S.	35.00%
U.K.	20.25%
Switzerland (2)	7.83%
Switzerland (2)	21.20%
Germany	15.00%
France	38.00%
____________

(1)	The different applicable statutory taxation rates in Ireland relate to entities classified as trading or non-trading companies.

(2)	The different applicable statutory taxation rates in Switzerland relate to entities classified as trading or holding companies

Reconciliation of effective tax rate
A reconciliation of the difference between the provision for income taxes and the expected tax provision at the weighted average tax rate for the years ended December 31, 2015, 2014 and 2013 is provided below:

(U.S. dollars in thousands)	2015	2014	2013
Expected tax (benefit) provision at weighted average rate	$(50,797)	$132,775	$43,092
Permanent differences:
Non-taxable (income) loss	(23,036)	(19,870)	(50,745)
Revision to prior year estimates	7,402	2,016	8,551
State, local and foreign taxes	27,499	47,078	12,225
Valuation allowance	9,517	(181)	5,754
Net allocated investment income	(405)	3,399	5,949
Stock options	(433)	411	1,501
Non-deductible expenses	42,839	22,556	23,662
Other investment related adjustments	2,075	(2,916)	—
Adjustments related to GreyCastle Life Retro Arrangements	(35,045)	(99,535)	—
Change in tax rates	(11,877)	3,974	(2,484)
Uncertain tax positions	13,100	7,190	30,000
Total tax expense (benefit)	$(19,161)	$96,897	$77,505

Components of net deferred tax assets
Significant components of the Company’s deferred tax assets and liabilities at December 31, 2015 and 2014 were as follows:

(U.S. dollars in thousands)	2015	2014
Deferred tax asset:
Net unpaid loss reserve discount	$111,584	$90,262
Net unearned premiums	80,434	72,752
Compensation liabilities	94,013	77,578
Net operating losses	181,295	49,834
Investment adjustments	14,399	13,022
Pension	10,370	8,114
Bad debt reserve	7,425	6,626
Amortizable goodwill	5,396	6,694
Net unrealized depreciation on investments	5,051	1,484
Stock options	16,192	11,985
Depreciation	13,299	7,599
Net realized capital losses	98,756	97,189
Deferred intercompany capital losses	26,164	57,427
Untaxed Lloyd's result	3,769	7,254
Deferred acquisition costs	31,133	11,386
Currency translation adjustments	6,280	—
Other	24,977	2,282
Deferred tax asset, gross of valuation allowance	$730,537	$521,488
Valuation allowance	276,301	207,062
Deferred tax asset, net of valuation allowance	$454,236	$314,426

(U.S. dollars in thousands)	2015	2014
Deferred tax liability:
Net unrealized appreciation on investments	$51,010	$63,642
Unremitted earnings	$3,739	$5,125
Deferred acquisition costs	8,308	2,737
Currency translation adjustments	1,210	3,969
Regulatory reserves	64,352	65,965
Investment adjustment	6,373	12,061
Untaxed Lloyd’s result	—	11,422
Depreciation	11,500	—
Syndicate capacity	92,756	—
Intangible asset	40,126	—
Other	13,202	11,260
Deferred tax liability	$292,576	$176,181
Net Deferred Tax Asset	$161,660	$138,245

Summary of valuation allowance
At December 31, 2015 and 2014, the valuation allowance of $276.3 million and $207.1 million, respectively, related primarily to net operating loss and realized capital loss carryforwards in the following jurisdictions:

Jurisdiction (U.S. dollars in thousands)	2015	2014
Switzerland	$7,818	$1,459
Ireland	93,396	72,363
U.S.	106,624	123,695
U.K.	46,732	1,632
Other	21,731	7,913
Valuation Allowance Total	$276,301	$207,062

Reconciliation of unrecognized tax benefits
The following table presents a reconciliation of the Company’s unrecognized tax benefits:

(U.S. dollars in thousands)	2015	2014	2013
Unrecognized tax benefits, beginning of the year	$37,190	$30,000	$—
Increases for tax positions taken during the year	20,370	12,182	9,591
Increases for tax positions taken in prior years (1)	38,650	15,304	20,409
Decreases for tax positions taken in prior years	(4,850)	(20,296)	—
Decreases for lapse of the applicable statute of limitations	(10,770)	—	—
Unrecognized tax benefits, end of year	$80,590	$37,190	$30,000